Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Laboratory and Manufacturing Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Computer and Office Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	Shorter of remaining lease term or estimated useful life